Statement Of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock	Additional Paid-in Capital	Deficit Accumulated During The Development Stage
Balance at Nov. 03, 2010
Balance, Shares at Nov. 03, 2010
Common stock issued for cash ($.0001 per share)	750	750
Common stock issued for cash ($.0001 per share), Shares		7,500,000
Common stock issued for cash ($.02 per share)	40,000	200	39,800
Common stock issued for cash ($.02 per share), Shares	2,000,000	2,000,000
Payment of common stock issuance costs	(1,828)		(1,828)
Net loss	(18,392)			(18,392)
Ending Balance at May. 31, 2011	20,530	950	37,972	(18,392)
Ending Balance, Share at May. 31, 2011		9,500,000
Net loss	(36,606)			(36,606)
Ending Balance at May. 31, 2012	(16,076)	950	37,972	(54,998)
Ending Balance, Share at May. 31, 2012		9,500,000
Net loss	(32,013)			(32,013)
Ending Balance at Nov. 30, 2012	$ (48,089)	$ 950	$ 37,972	$ (87,011)
Ending Balance, Share at Nov. 30, 2012		9,500,000